Accumulated other comprehensive income, net of tax	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated other comprehensive income, net of tax

Note   22.               Accumulated other comprehensive income, net of tax

USD'000
Accumulated other comprehensive income as at December 31, 2020		487
Total net foreign currency translation adjustments	(8)
Total defined benefit pension adjustment	142
Total other comprehensive income/(loss), net		134
Accumulated other comprehensive income as at December 31, 2021		621
Total net foreign currency translation adjustments (1)	(16)
Total defined benefit pension adjustment	170
Total other comprehensive income/(loss), net		154
Accumulated other comprehensive income as at December 31, 2022		775
(1) Adjusted for rounding

There is no income tax expense or benefit allocated to other comprehensive income.